FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF Average Annual Total Returns		12 Months Ended		14 Months Ended		15 Months Ended	18 Months Ended
	May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.41%	17.88%	15.19%	16.11%	16.82%	17.38%
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF
Prospectus [Line Items]
Average Annual Return, Percent			11.43%	9.83%
Performance Inception Date	Oct. 18, 2024
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			11.43%	9.83%
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.77%	7.51%